Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Assets held under capital leases USD ($)	Dec. 31, 2013 Assets held under capital leases CNY	Dec. 31, 2012 Assets held under capital leases CNY	Dec. 31, 2011 Assets held under capital leases CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 23,339	141,286	92,786	58,873	$ 3,109	18,820	15,934	12,094